UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® MULTIMARKET INCOME TRUST

MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
High Yield Corporates	56.9%
Investment Grade Corporates	21.9%
Emerging Markets Bonds	16.9%
Mortgage-Backed Securities	5.2%
Collateralized Debt Obligations	1.5%
Floating Rate Loans	1.4%
Commercial Mortgage-Backed Securities	0.8%
Asset-Backed Securities	0.7%
Non-U.S. Government Bonds	0.6%
U.S. Treasury Securities	(0.3)%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	8.2 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	2.4%
A	10.1%
BBB	21.7%
BB	31.1%
B	25.8%
CCC	6.2%
CC	0.3%
C	0.4%
D	0.1%
U.S. Government	12.3%
Federal Agencies	5.2%
Not Rated	(12.0)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (Less Liabilities)	(18.2)%
Other	12.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Robert Spector	Co-Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Note to Shareholders: Effective April 5, 2017, Robert Spector became a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 115.5%
Issuer	Shares/Par		Value ($)
Aerospace - 0.6%
KLX, Inc., 5.875%, 12/01/2022 (n)		$1,005,000	$1,056,467
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	418,808
TransDigm, Inc., 6%, 7/15/2022		245,000	252,350
TransDigm, Inc., 6.5%, 7/15/2024		700,000	719,250
TransDigm, Inc., 6.375%, 6/15/2026		305,000	307,288

			$2,754,163
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	325,000	$356,443

Apparel Manufacturers - 0.1%
Christian Dior SE, 0.75%, 6/24/2021	EUR	300,000	$332,978

Asset-Backed & Securitized - 3.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.91%, 2/10/2051		$143,000	$143,639
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.59%, 12/28/2040 (z)		1,737,996	1,323,742
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.062%, 3/15/2028 (n)		1,432,765	1,439,627
Citigroup Commercial Mortgage Trust, FRN, 5.922%, 12/10/2049		390,311	30,280
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.69%, 6/15/2039		552,921	557,090
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,194,915	513,777
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)		1,500,000	1,502,298
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.308%, 10/15/2026 (n)		260,616	260,425
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)		129,756	600
First Union-Lehman Brothers Bank of America, FRN, 1.122%, 11/18/2035 (i)		2,547,914	16,107
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)		2,500,000	2,493,515
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		805,707	805,523
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.72%, 6/15/2049		305,453	305,291
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.72%, 6/15/2049		2,243,253	2,300,333

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.16%, 2/18/2030 (i)		$134,945	$11
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (z)		2,500,000	2,512,122
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 1.513%, 1/16/2018		25,431	25,436
Morgan Stanley Capital I Trust, “AM”, FRN, 5.74%, 4/15/2049		623,236	622,520
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)		1,294,654	16,701
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.97%, 2/15/2051		50,640	50,583

			$14,919,620
Automotive - 2.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,315,000	$1,339,656
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	250,000	274,847
Ferrari N.V., 1.5%, 3/16/2023	EUR	600,000	663,415
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	700,000	790,875
Gates Global LLC, 6%, 7/15/2022 (n)		$960,000	964,800
General Motors Financial Co., Inc., 3.45%, 4/10/2022		486,000	490,992
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	197,818
Hyundai Capital America, 4%, 6/08/2017 (n)		256,000	256,654
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		970,000	960,300
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	500,000	672,040
Lear Corp., 5.25%, 1/15/2025		$721,000	764,726
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	500,000	552,275
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,335,000	1,401,750
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		1,052,000	1,094,154

			$10,424,302
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$363,000	$397,836

Broadcasting - 2.1%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		$695,000	$755,813
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		400,000	408,000
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,095,000	1,134,694
E. W. Scripps Co., 5.125%, 5/15/2025 (z)		635,000	651,669
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,280,000	1,424,000
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		50,000	53,620
Match Group, Inc., 6.375%, 6/01/2024		845,000	919,994
Netflix, Inc., 5.375%, 2/01/2021		945,000	1,011,150
Netflix, Inc., 5.875%, 2/15/2025		435,000	471,975
Netflix, Inc., 4.375%, 11/15/2026 (n)		480,000	472,800
Omnicom Group, Inc., 3.65%, 11/01/2024		154,000	157,540
Omnicom Group, Inc., 3.6%, 4/15/2026		444,000	447,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - continued
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	485,000	$562,555
SES S.A., 4.625% to 1/02/2022, FRN to 12/29/2049	EUR	500,000	581,316
Time Warner, Inc., 3.8%, 2/15/2027		$504,000	501,785
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		760,000	769,500

			$10,323,819
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	$278,627
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	468,359
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		469,000	469,600

			$1,216,586
Building - 3.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$960,000	$1,022,400
Allegion PLC, 5.875%, 9/15/2023		473,000	504,928
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,295,000	1,350,847
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		835,000	899,713
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		284,000	247,932
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	213,150
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,189,675
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,070,000	1,136,875
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	400,000	467,785
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	437,840
Masco Corp., 4.45%, 4/01/2025		$170,000	180,773
Masco Corp., 4.375%, 4/01/2026		791,000	836,562
Mohawk Industries, Inc., 3.85%, 2/01/2023		653,000	671,219
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)		655,000	694,300
Owens Corning, 4.2%, 12/15/2022		184,000	192,835
Owens Corning, 3.4%, 8/15/2026		372,000	362,254
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		975,000	994,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,094,625
Standard Industries, Inc., 6%, 10/15/2025 (n)		635,000	677,863
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,155,000	1,209,863
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	281,475

			$14,667,414
Business Services - 2.3%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$1,050,525
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		140,000	140,875
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	532,803
Equinix, Inc., 4.875%, 4/01/2020		855,000	876,375
Equinix, Inc., 5.375%, 1/01/2022		290,000	306,675
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,108,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 5.75%, 1/01/2025		$537,000	$574,590
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		664,000	687,880
Fidelity National Information Services, Inc., 5%, 10/15/2025		208,000	229,477
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	482,908
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		244,000	237,900
First Data Corp., 5%, 1/15/2024 (z)		900,000	920,475
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		465,000	486,506
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,330,000	1,413,098
MSCI, Inc., 5.75%, 8/15/2025 (n)		595,000	641,113
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	671,864
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	757,117

			$11,119,112
Cable TV - 5.8%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$1,477,000	$1,549,004
Altice Financing S.A., 6.625%, 2/15/2023 (n)		1,525,000	1,614,594
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	776,520
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		665,000	687,444
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022		500,000	518,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,690,000	1,763,938
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,468,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	317,963
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		505,000	536,401
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		508,000	523,560
Charter Communications Operating LLC, 6.384%, 10/23/2035		1,005,000	1,151,800
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,370,415
Comcast Corp., 4.65%, 7/15/2042		1,100,000	1,148,001
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		870,000	899,363
DISH DBS Corp., 5%, 3/15/2023		1,010,000	1,012,525
DISH DBS Corp., 5.875%, 11/15/2024		1,105,000	1,160,250
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		510,000	490,238
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		385,000	328,694
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	290,250
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	680,000	839,833
Lynx II Corp., 6.375%, 4/15/2023 (n)		$675,000	707,906
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	333,298
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	549,450
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,300,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		$650,000	$667,063
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	397,215
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	707,146
Time Warner Cable, Inc., 4.5%, 9/15/2042		$210,000	192,620
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		950,000	989,188
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		700,000	747,327
Videotron Ltd., 5.375%, 6/15/2024 (n)		140,000	147,525
Videotron Ltd., 5.125%, 4/15/2027 (z)		780,000	795,366
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		710,000	718,875
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	219,938
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		750,000	769,688

			$27,690,436
Chemicals - 1.8%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$474,708
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		755,000	781,893
Chemours Co., 6.625%, 5/15/2023		745,000	797,150
Chemours Co., 7%, 5/15/2025		255,000	280,181
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		1,044,000	1,064,880
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		720,000	820,800
Huntsman International LLC, 5.125%, 4/15/2021	EUR	335,000	405,522
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	350,000	401,155
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$487,000	557,671
LyondellBasell Industries N.V., 4.625%, 2/26/2055		386,000	361,389
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	350,000	369,047
Tronox Finance LLC, 6.375%, 8/15/2020		$535,000	543,694
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		805,000	841,225
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,035,000	1,111,331

			$8,810,646
Computer Software - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$900,000	$988,496
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		840,000	890,400
Microsoft Corp., 1.55%, 8/08/2021		1,021,000	1,000,736
Microsoft Corp., 4.1%, 2/06/2037		922,000	959,174
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		955,000	987,231
Oracle Corp., 3.4%, 7/08/2024		483,000	501,518
VeriSign, Inc., 4.625%, 5/01/2023		1,005,000	1,028,618

			$6,356,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - 1.2%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$643,805
Apple, Inc., 3.85%, 8/04/2046		$942,000	912,881
Apple, Inc., 4.25%, 2/09/2047		135,000	139,250
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	452,625
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		270,000	276,750
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		820,000	856,900
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,190,800
Western Digital Corp., 10.5%, 4/01/2024		995,000	1,171,613

			$5,644,624
Conglomerates - 1.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,547,750
EnerSys, 5%, 4/30/2023 (n)		1,435,000	1,461,906
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,485,750
Entegris, Inc., 6%, 4/01/2022 (n)		1,335,000	1,391,738
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	220,000	240,615
Johnson Controls International PLC, 4.5%, 2/15/2047		$110,000	112,512
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	110,000	120,629
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$283,000	288,219
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		985,000	997,313

			$7,646,432
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$154,420
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	239,925

			$394,345
Consumer Products - 0.7%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$1,010,000	$1,073,125
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		845,000	870,350
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	516,687
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	175,837
Spectrum Brands, Inc., 5.75%, 7/15/2025		770,000	825,371

			$3,461,370
Consumer Services - 2.5%
ADT Corp., 6.25%, 10/15/2021		$1,525,000	$1,672,818
ADT Corp., 4.125%, 6/15/2023		370,000	360,750
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	650,000	717,489
Garda World Security Corp., 7.25%, 11/15/2021 (n)		$755,000	763,418
Garda World Security Corp., 7.25%, 11/15/2021 (n)		470,000	475,405
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		455,000	470,356
Interval Acquisition Corp., 5.625%, 4/15/2023		1,635,000	1,684,050
Mobile Mini, Inc., 5.875%, 7/01/2024		1,115,000	1,155,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
Monitronics International, Inc., 9.125%, 4/01/2020		$1,025,000	$994,250
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	197,741
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	708,495
Service Corp. International, 5.375%, 5/15/2024		$565,000	596,781
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,235,000	1,275,138
Visa, Inc., 2.8%, 12/14/2022		1,099,000	1,119,061

			$12,190,892
Containers - 2.6%
Ball Corp., 5.25%, 7/01/2025		$330,000	$356,400
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,155,000	1,206,975
Berry Plastics Group, Inc., 6%, 10/15/2022		680,000	722,500
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,184,278
Crown American LLC, 4.25%, 9/30/2026 (n)		490,000	480,200
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,486,605
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,113,000	1,143,608
Reynolds Group, 5.75%, 10/15/2020		600,000	618,000
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	755,813
Reynolds Group, 7%, 7/15/2024 (n)		625,000	672,656
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,157,175
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	450,000	546,997
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$370,000	387,575
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,310,000	1,349,444
Silgan Holdings, Inc., 5.5%, 2/01/2022		90,000	93,150
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)		320,000	322,800

			$12,484,176
Electrical Equipment - 0.2%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (z)		$180,000	$188,550
CommScope Technologies LLC, 5%, 3/15/2027 (n)		785,000	791,869

			$980,419
Electronics - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$767,000	$778,311
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	683,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)		640,000	653,600
Tyco Electronics Group S.A., 6.55%, 10/01/2017		700,000	714,309
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	606,726

			$3,436,646
Emerging Market Quasi-Sovereign - 5.0%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$219,090
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	971,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)	$226,000	$222,045
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	1,242,000	1,321,561
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	391,000	396,941
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)	517,000	535,741
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	915,000	911,569
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)	268,000	287,376
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	296,000	307,408
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)	423,000	414,743
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	492,000	494,460
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)	1,029,000	1,036,718
Majapahit Holding B.V., 8%, 8/07/2019 (n)	1,197,000	1,339,084
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)	1,045,000	1,177,715
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)	371,000	368,970
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)	373,000	403,773
Pertamina PT, 5.25%, 5/23/2021 (n)	511,000	546,178
Pertamina PT, 4.875%, 5/03/2022 (n)	540,000	569,721
Pertamina PT, 4.3%, 5/20/2023 (n)	323,000	332,315
Pertamina PT, 6%, 5/03/2042	680,000	722,545
Petrobras Global Finance B.V., 6.25%, 3/17/2024	1,043,000	1,078,984
Petrobras International Finance Co., 6.75%, 1/27/2041	1,159,000	1,092,358
Petroleos Mexicanos, 5.5%, 1/21/2021	1,199,000	1,270,940
Petroleos Mexicanos, 4.625%, 9/21/2023	221,000	222,282
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	186,000	201,345
Petroleos Mexicanos, 5.5%, 6/27/2044	82,000	71,955
Petroleos Mexicanos, 6.75%, 9/21/2047	161,000	163,624
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)	200,000	209,750
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)	438,000	466,503
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	666,000	660,856
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	548,000	542,710
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	544,000	566,778
Southern Gas Corridor CJSC, 6.875%, 3/24/2026	1,367,000	1,508,690
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	2,263,000	2,395,201
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (z)	776,000	772,384

		$23,803,883
Emerging Market Sovereign - 7.0%
Dominican Republic, 7.5%, 5/06/2021 (n)	$879,000	$975,690
Dominican Republic, 6.6%, 1/28/2024 (n)	188,000	207,740
Dominican Republic, 5.875%, 4/18/2024 (n)	206,000	219,419
Dominican Republic, 5.5%, 1/27/2025 (n)	211,000	218,733
Oriental Republic of Uruguay, 4.375%, 10/27/2027	377,731	396,618

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Argentina, 6.875%, 4/22/2021		$1,489,000	$1,628,966
Republic of Colombia, 8.125%, 5/21/2024		679,000	864,707
Republic of Colombia, 6.125%, 1/18/2041		435,000	500,250
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,478,451
Republic of Hungary, 7.625%, 3/29/2041		488,000	721,137
Republic of Indonesia, 6.875%, 1/17/2018		838,000	867,330
Republic of Indonesia, 11.625%, 3/04/2019		733,000	862,008
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	435,652
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	517,779
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	256,428
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	349,203
Republic of Indonesia, 4.125%, 1/15/2025		1,422,000	1,464,799
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	432,357
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		983,000	1,072,807
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	205,111
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,425,000	1,674,774
Republic of Panama, 3.75%, 3/16/2025		231,000	237,930
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,814,025
Republic of Panama, 9.375%, 4/01/2029		873,000	1,296,405
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	222,070
Republic of Peru, 8.75%, 11/21/2033		629,000	962,370
Republic of Peru, 5.625%, 11/18/2050		217,000	263,113
Republic of Poland, 5%, 3/23/2022		609,000	669,687
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,245,625
Republic of Romania, 4.375%, 8/22/2023 (n)		486,000	514,283
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,360,792
Republic of Turkey, 6.25%, 9/26/2022		646,000	701,951
Republic of Turkey, 4.875%, 10/09/2026		1,229,000	1,216,710
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	867,184
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,055,310
Russian Federation, 7.5%, 3/31/2030		259,570	312,912
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	668,219
State of Qatar, 4.625%, 6/02/2046		203,000	211,912
United Mexican States, 3.625%, 3/15/2022		1,710,000	1,763,010
United Mexican States, 4%, 10/02/2023		1,364,000	1,415,900
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,701,800

			$33,851,167
Energy - Independent - 3.4%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$326,905	$65
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		213,708	43
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)		1,015,000	1,065,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		$1,245,000	$1,254,338
Concho Resources, Inc., 5.5%, 4/01/2023		1,115,000	1,156,116
Concho Resources, Inc., 4.375%, 1/15/2025		477,000	482,963
Consol Energy, Inc., 5.875%, 4/15/2022		640,000	624,000
Consol Energy, Inc., 8%, 4/01/2023		620,000	645,963
Continental Resources, Inc., 4.5%, 4/15/2023		1,255,000	1,236,175
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		1,030,000	1,066,050
Gulfport Energy Corp., 6%, 10/15/2024 (n)		720,000	709,200
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)		315,000	313,819
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,035,000	1,060,875
Rice Energy, Inc., 7.25%, 5/01/2023		940,000	1,015,200
Sanchez Energy Corp., 6.125%, 1/15/2023		1,100,000	1,011,989
Seven Generations Energy, 8.25%, 5/15/2020 (n)		470,000	491,150
Seven Generations Energy, 6.75%, 5/01/2023 (z)		635,000	673,100
SM Energy Co., 6.75%, 9/15/2026		1,125,000	1,133,438
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	407,863
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	990,663
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,175,000	1,175,000

			$16,513,760
Energy - Integrated - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		$698,000	$717,054

Entertainment - 1.3%
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	$634,489
Cedar Fair LP, 5.25%, 3/15/2021		$1,130,000	1,160,962
Cedar Fair LP, 5.375%, 6/01/2024		415,000	429,525
Cedar Fair LP, 5.375%, 4/15/2027 (z)		555,000	573,676
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,076,350
Cinemark USA, Inc., 4.875%, 6/01/2023		935,000	949,025
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,605,000	1,619,044

			$6,443,071
Financial Institutions - 2.7%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$159,251
Aircastle Ltd., 4.625%, 12/15/2018		790,000	818,638
Aircastle Ltd., 5.125%, 3/15/2021		550,000	586,438
Aircastle Ltd., 5.5%, 2/15/2022		980,000	1,061,242
CIT Group, Inc., 5.25%, 3/15/2018		1,115,000	1,150,457
CIT Group, Inc., 5.5%, 2/15/2019 (n)		339,000	358,069
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	359,729
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	792,850
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,410,000	1,466,400
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		345,000	350,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Navient Corp., 8%, 3/25/2020		$1,815,000	$1,991,963
Navient Corp., 7.25%, 1/25/2022		1,570,000	1,672,050
Navient Corp., 7.25%, 9/25/2023		375,000	391,875
Navient Corp., 6.125%, 3/25/2024		352,000	348,480
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,170,000	1,237,275

			$12,744,892
Food & Beverages - 2.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$346,747
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	232,660
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		631,000	648,257
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		826,000	886,096
Aramark Services, Inc., 4.75%, 6/01/2026		775,000	790,500
Coca-Cola Co., 1.1%, 9/02/2036	EUR	110,000	109,745
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	362,244
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	955,228
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	340,128
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		730,000	742,775
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	215,635
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		150,000	148,732
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	210,738
JBS Investments GmbH, 7.25%, 4/03/2024		450,000	470,813
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,080,000	1,125,900
Kraft Foods Group, Inc., 2.25%, 6/05/2017		700,000	700,644
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		600,000	619,500
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		245,000	252,656
PepsiCo, Inc., 2.15%, 10/14/2020		1,936,000	1,952,770
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		835,000	890,319
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		910,000	950,950
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	243,515
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	127,979

			$13,324,531
Food & Drug Stores - 0.2%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		$580,000	$588,410
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	200,000	272,036

			$860,446
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)		$498,000	$288,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - 1.6%
CCM Merger, Inc., 6%, 3/15/2022 (z)		$690,000	$712,425
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	966,600
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	168,800
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		950,000	992,161
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)		935,000	960,713
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		280,000	288,400
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,240,363
MGM Resorts International, 6%, 3/15/2023		745,000	813,913
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,049,313
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		350,000	357,000

			$7,549,688
Insurance - 0.6%
AIG SunAmerica Global Financing X, 6.9%, 3/15/2032 (n)		$484,000	$634,499
Aviva PLC, 3.375%, 12/04/2045	EUR	300,000	334,472
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	400,000	499,004
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	450,000	646,078
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	679,224
Unum Group, 4%, 3/15/2024		$259,000	266,869

			$3,060,146
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$460,266
Centene Corp., 5.625%, 2/15/2021		460,000	483,575
Centene Corp., 6.125%, 2/15/2024		765,000	824,288

			$1,768,129
Insurance - Property & Casualty - 1.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$363,005
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	360,000	421,623
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	325,000	337,184
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$144,000	144,692
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	340,348
CNA Financial Corp., 5.875%, 8/15/2020		700,000	775,596
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	603,528
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	234,645
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	140,787
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$330,000	333,897
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	324,484
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	203,485
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	436,939

			$4,660,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	300,000	$347,982

International Market Sovereign - 0.1%
Government of Japan, 2.1%, 9/20/2024	JPY	11,350,000	$118,314
Government of Japan, 0.3%, 12/20/2025	JPY	25,450,000	234,893
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	147,036

			$500,243
Internet - 0.3%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$250,575
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,334,560

			$1,585,135
Local Authorities - 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	302,000	$221,428
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	367,827
Province of Manitoba, 4.15%, 6/03/2020	CAD	266,000	212,052

			$801,307
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,202,220
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,760,000	1,821,600
CNH Industrial N.V., 4.5%, 8/15/2023		730,000	747,148
H&E Equipment Services Co., 7%, 9/01/2022		1,065,000	1,113,564

			$4,884,532
Major Banks - 4.7%
Allied Irish Banks PLC, 4.125% to 11/26/2020, FRN to 11/26/2025	EUR	600,000	$689,586
Bank of America Corp., 2.625%, 4/19/2021		$563,000	563,575
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,468,771
Bank of America Corp., FRN, 6.1%, 12/29/2049		1,110,000	1,189,088
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028		647,000	659,970
Barclays Bank PLC, 6%, 1/14/2021	EUR	350,000	447,523
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	200,000	267,489
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	335,831
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	350,000	443,511
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,313,828
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		1,275,000	1,276,153
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,259,940
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	408,813
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,250,000	1,330,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.25%, 9/23/2022		$765,000	$783,792
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,092,309
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		561,000	558,733
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		1,040,000	1,101,100
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,043,958
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,245,769
Morgan Stanley, 3.125%, 7/27/2026		572,000	551,917
Morgan Stanley, 2.625%, 3/09/2027	GBP	250,000	326,561
Morgan Stanley, 3.95%, 4/23/2027		$423,000	424,265
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	424,360
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,082,902
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		415,000	429,784
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049		435,000	469,583
UBS Group AG, 6.875%, 12/29/2049		990,000	1,044,361
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	554,230

			$22,787,991
Medical & Health Technology & Services - 4.7%
AmSurg Corp., 5.625%, 7/15/2022		$765,000	$789,212
Becton, Dickinson and Co., 3.734%, 12/15/2024		66,000	66,378
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	262,355
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		855,000	707,513
DaVita, Inc., 5.125%, 7/15/2024		425,000	436,955
DaVita, Inc., 5%, 5/01/2025		985,000	992,388
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)		385,000	405,213
HCA, Inc., 4.25%, 10/15/2019		785,000	813,456
HCA, Inc., 7.5%, 2/15/2022		980,000	1,127,392
HCA, Inc., 5.875%, 3/15/2022		935,000	1,036,681
HCA, Inc., 5%, 3/15/2024		950,000	1,008,188
HCA, Inc., 5.375%, 2/01/2025		2,075,000	2,160,594
HCA, Inc., 5.875%, 2/15/2026		505,000	536,563
HCA, Inc., 5.25%, 6/15/2026		471,000	502,204
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,023,825
HealthSouth Corp., 5.75%, 11/01/2024		860,000	876,125
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	360,753
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)		1,085,000	1,095,850
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		980,000	1,002,050
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		770,000	785,400
Quorum Health Corp., 11.625%, 4/15/2023 (n)		830,000	736,625
Tenet Healthcare Corp., 8%, 8/01/2020		2,135,000	2,178,405
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,500,000	1,522,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 6.75%, 6/15/2023		$268,000	$255,940
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	368,603
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	234,995
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,023,888
Universal Health Services, Inc., 5%, 6/01/2026 (n)		359,000	369,888

			$22,679,939
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$1,000,000	$1,053,750
Medtronic, Inc., 3.5%, 3/15/2025		1,437,000	1,483,744
Teleflex, Inc., 5.25%, 6/15/2024		955,000	983,650
Teleflex, Inc., 4.875%, 6/01/2026		445,000	451,675

			$3,972,819
Metals & Mining - 2.8%
Barrick Gold Corp., 4.1%, 5/01/2023		$369,000	$401,235
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	329,791
Commercial Metals Co., 4.875%, 5/15/2023		$828,000	832,140
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		345,000	357,075
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		670,000	682,144
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		840,000	779,100
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)		130,000	133,575
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)		1,472,000	1,549,280
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	150,000	211,871
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	443,371
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	300,000	324,104
GrafTech International Co., 6.375%, 11/15/2020		$845,000	733,038
Kaiser Aluminum Corp., 5.875%, 5/15/2024		775,000	817,625
Kinross Gold Corp., 5.125%, 9/01/2021		410,000	428,450
Kinross Gold Corp., 5.95%, 3/15/2024		795,000	852,399
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		310,000	328,600
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	488,944
Southern Copper Corp., 5.875%, 4/23/2045		753,000	793,188
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	449,138
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	201,825
Steel Dynamics, Inc., 5.5%, 10/01/2024		735,000	776,344
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		560,000	574,000
Suncoke Energy, Inc., 7.625%, 8/01/2019		130,000	128,050
TMS International Corp., 7.625%, 10/15/2021 (n)		815,000	821,113

			$13,436,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - 3.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$555,224
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,320,000	1,353,000
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	420,592
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		476,000	485,520
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,795,000	2,022,741
Enterprise Products Operating LLC, 3.9%, 2/15/2024		287,000	296,824
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		925,000	890,313
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		1,614,000	2,055,366
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		281,000	285,622
ONEOK, Inc., 7.5%, 9/01/2023		475,000	561,886
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		1,185,000	1,288,580
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,465,000	1,613,391
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		545,000	602,442
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,125,000	1,229,875
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)		500,000	527,711
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		400,000	400,531
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		775,000	788,074
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		415,000	427,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)		1,280,000	1,337,600
Williams Cos., Inc., 4.55%, 6/24/2024		1,050,000	1,074,938

			$18,217,680
Mortgage-Backed - 5.1%
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		$1,384,713	$1,550,712
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,615,744	2,764,264
Fannie Mae, 3.5%, 3/01/2045 - 1/01/2047		6,214,696	6,403,090
Fannie Mae, FRN, 1.02%, 5/25/2018		2,814,832	2,815,681
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,238,147
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,092,135
Freddie Mac, 4%, 4/01/2044		188,880	198,993
Freddie Mac, 3.5%, 9/01/2045		4,565,576	4,698,693

			$24,761,715
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$377,000	$392,551

Network & Telecom - 1.9%
AT&T, Inc, 4.25%, 6/01/2043	GBP	230,000	$319,668
AT&T, Inc., 4.75%, 5/15/2046		$1,593,000	1,492,184
British Telecom PLC, 5.75%, 12/07/2028	GBP	300,000	517,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Centurylink, Inc., 6.45%, 6/15/2021		$470,000	$507,600
Centurylink, Inc., 7.65%, 3/15/2042		615,000	571,950
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	215,250
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	439,148
Frontier Communications Corp., 6.25%, 9/15/2021		$540,000	500,850
Frontier Communications Corp., 9%, 8/15/2031		385,000	329,175
Telecom Italia Capital, 6%, 9/30/2034		320,000	327,200
Telecom Italia S.p.A., 3.625%, 1/19/2024	EUR	500,000	587,133
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,165,000	1,205,775
Verizon Communications, Inc., 1.75%, 8/15/2021		281,000	271,481
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		539,000	528,686
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		530,000	573,063
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		835,000	886,144

			$9,272,426
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022		$860,000	$709,500
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		695,000	562,950
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		1,280,041	499,216
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		835,000	841,263
Weatherford International Ltd., 8.25%, 6/15/2023		745,000	807,394

			$3,420,323
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$730,000	$782,925
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		880,000	897,600
Valero Energy Corp., 4.9%, 3/15/2045		440,000	440,488

			$2,121,013
Other Banks & Diversified Financials - 1.6%
Bancolombia S.A., 5.95%, 6/03/2021		$1,094,000	$1,204,768
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	670,243
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FRN to 9/22/2029 (n)		$104,000	110,760
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	479,459
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	341,642
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	303,309
Citizens Bank N.A., 2.55%, 5/13/2021		256,000	256,062
Discover Bank, 7%, 4/15/2020		249,000	277,897
Discover Bank, 4.25%, 3/13/2026		312,000	322,319
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		2,233,000	2,690,765
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		220,000	223,025
ING Groep N.V., 3.95%, 3/29/2027		418,000	428,082
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	360,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2099 (n)		$200,000	$203,600

			$7,872,039
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$240,000	$238,099

Pharmaceuticals - 1.1%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$611,884
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,020,000	1,004,700
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		618,000	638,760
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	673,188
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		790,000	776,175
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		640,000	582,400
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,020,000	895,050

			$5,182,157
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,335,000	$1,371,713

Printing & Publishing - 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,295,000	$1,332,231
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,075,000	1,128,750
TEGNA, Inc., 5.125%, 7/15/2020		460,000	473,800
TEGNA, Inc., 4.875%, 9/15/2021 (n)		420,000	433,650
TEGNA, Inc., 6.375%, 10/15/2023		840,000	892,500

			$4,260,931
Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	600,000	$675,475
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	450,000	526,975

			$1,202,450
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,335,000	$1,380,056
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		990,000	1,014,750

			$2,394,806
Real Estate - Office - 0.1%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	450,000	$507,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Other - 1.1%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)		$670,000	$688,425
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		1,915,000	1,996,388
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,189,449
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		390,000	401,700
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)		755,000	787,088

			$5,063,050
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$580,000	$594,500

Retailers - 1.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$1,445,471
Dollar Tree, Inc., 5.75%, 3/01/2023		1,350,000	1,432,350
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024 (z)	EUR	200,000	225,424
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		$990,000	985,050
Home Depot, Inc., 2.625%, 6/01/2022		585,000	594,830
Home Depot, Inc., 3%, 4/01/2026		475,000	478,556
Home Depot, Inc., 4.875%, 2/15/2044		378,000	433,196
Rite Aid Corp., 6.125%, 4/01/2023 (n)		37,000	36,630
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		389,000	402,273
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		700,000	722,750
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,152

			$6,912,682
Specialty Chemicals - 1.2%
A Schulman, Inc., 6.875%, 6/01/2023		$980,000	$1,033,900
Chemtura Corp., 5.75%, 7/15/2021		1,430,000	1,478,620
Ecolab, Inc., 2.625%, 7/08/2025	EUR	275,000	333,487
Koppers, Inc., 6%, 2/15/2025 (n)		$825,000	864,188
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	534,330
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,660,000	1,730,550

			$5,975,075
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,300,000	$1,187,875
Group 1 Automotive, Inc., 5%, 6/01/2022		1,150,000	1,164,375
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		820,000	841,525
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	336,594

			$3,530,369
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$1,200,000	$1,227,000
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	352,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supermarkets - continued
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	150,000	$207,411

			$1,786,413
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$205,160
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	330,569
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	449,243
West African Development Bank, 5.5%, 5/06/2021 (n)		$543,000	577,024

			$1,561,996
Telecommunications - Wireless - 3.5%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$585,000	$621,639
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		725,000	773,938
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	420,000	466,469
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	755,802
American Tower Corp., REIT, 4%, 6/01/2025		514,000	528,226
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	232,797
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		324,000	296,460
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,215,050
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	634,284
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,271,100
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	240,350
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	441,546
SFR Group S.A., 7.375%, 5/01/2026 (n)		975,000	1,024,969
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	1,309,825
Sprint Corp., 7.875%, 9/15/2023		1,470,000	1,650,075
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,341,475
Sprint Nextel Corp., 9%, 11/15/2018 (n)		470,000	514,063
Sprint Nextel Corp., 6%, 11/15/2022		470,000	489,681
T-Mobile USA, Inc., 6.125%, 1/15/2022		145,000	153,156
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	438,919
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	769,238
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	887,000
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	663,400

			$16,719,462
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$405,343
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,219,725
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	343,537

			$1,968,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - 0.5%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	$324,606
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$742,000	778,109
Philip Morris International, Inc., 4.875%, 11/15/2043		356,000	388,176
Reynolds American, Inc., 8.125%, 6/23/2019		257,000	288,458
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	71,104
Reynolds American, Inc., 4.45%, 6/12/2025		169,000	180,236
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	231,189

			$2,261,878
Transportation - Services - 0.5%
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	400,000	$408,985
Delhi International Airport, 6.125%, 10/31/2026 (n)		$200,000	212,771
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	341,535
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$685,000	589,100
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		180,000	177,750
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	441,675

			$2,171,816
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$12,514,044
U.S. Treasury Notes, 0.75%, 10/31/2018		18,000,000	17,875,548
U.S. Treasury Notes, 0.875%, 11/30/2017		15,593,000	15,577,766
U.S. Treasury Notes, 0.875%, 5/15/2019		7,000,000	6,942,033
U.S. Treasury Notes, 2.25%, 11/15/2025		6,000,000	6,002,580

			$58,911,971
Utilities - Electric Power - 3.0%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$887,800
Calpine Corp., 5.75%, 1/15/2025		730,000	706,275
CMS Energy Corp., 5.05%, 3/15/2022		500,000	550,667
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	329,200
Covanta Holding Corp., 5.875%, 3/01/2024		595,000	597,975
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	555,000
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	596,130
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	200,000	366,357
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	214,070
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	142,097
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	160,754
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		303,000	312,469
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		500,000	585,000
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	230,000	324,662
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	627,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Exelon Corp., 3.497%, 6/01/2022		$447,000	$455,848
Greenko Dutch B.V., 8%, 8/01/2019 (n)		410,000	430,057
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	158,543
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$628,000	632,031
NRG Energy, Inc., 6.625%, 3/15/2023		1,530,000	1,552,950
NRG Energy, Inc., 7.25%, 5/15/2026		745,000	761,763
PPL Capital Funding, Inc., 3.1%, 5/15/2026		561,000	544,684
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	291,119
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	198,515
Southern Co., 2.95%, 7/01/2023		333,000	331,367
Southern Co., 4.4%, 7/01/2046		502,000	499,412
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	551,915
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	865,635

			$14,229,811
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$394,256
Total Bonds (Identified Cost, $547,379,090)			$555,488,167

Floating Rate Loans (g)(r) - 1.4%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 4.12%, 2/28/2020		$576,999	$577,865

Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.74%, 10/31/2023		$961,019	$966,825
HD Supply, Inc., Term Loan B1, 3.89%, 8/13/2021		244,819	246,273

			$1,213,098
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.39%, 2/03/2022		$314,565	$316,138

Computer Software - Systems - 0.1%
CDW LLC, Term Loan B, 3.15%, 8/17/2023		$381,517	$383,764
Sabre, Inc., Term Loan B, 3.74%, 2/22/2024		293,165	295,730

			$679,494
Conglomerates - 0.1%
Entegris Inc. Term Loan, 3.24%, 4/30/2021		$443,967	$446,186

Consumer Products - 0.1%
Spectrum Brands Inc. Term Loan, 3.12%, 6/23/2022		$276,605	$278,103

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair L.P., Term Loan B, 3.24%, 4/13/2024	$358,762	$361,004
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022	293,900	296,380

		$657,384
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 2.99%, 10/25/2023	$519,266	$523,080

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.74%, 6/24/2021	$693,937	$701,001

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.24%, 3/16/2024	$474,002	$476,866

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3.24%, 5/03/2020	$903,538	$904,667
Total Floating Rate Loans (Identified Cost, $6,739,235)		$6,773,882

Common Stocks - 0.2%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp. (a)	10,145	$298,974

Oil Services - 0.1%
LTRI Holdings LP (a)	520	$462,498
Total Common Stocks (Identified Cost, $1,974,727)		$761,472

Money Market Funds - 5.5%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $26,668,495)	26,671,161	$26,671,161
Total Investments (Identified Cost, $582,761,547)		$589,694,682

Other Assets, Less Liabilities - (22.6)%		(108,827,221)
Net Assets - 100.0%		$480,867,461

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,336,005, representing 35.6% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.59%, 12/28/2040	3/01/06	$1,737,996	$1,323,742
CCM Merger, Inc., 6%, 3/15/2022	3/09/17-3/30/17	693,475	712,425
Cedar Fair LP, 5.375%, 4/15/2027	4/10/17	557,677	573,676
CommScope Holding Company, Inc., 5.5%, 6/15/2024	4/10/17	187,292	188,550
E. W. Scripps Co., 5.125%, 5/15/2025	4/20/17-4/21/17	639,121	651,669
First Data Corp., 5%, 1/15/2024	4/21/17-4/27/17	920,808	920,475
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	12/11/03	659	600
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024	5/19/16	223,940	225,424
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17	2,500,000	2,493,515
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,553	140,787
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027	7/27/16	2,488,291	2,512,122
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	18,145	16,701
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/16/17	542,641	552,275
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/03/17-4/10/17	677,010	694,300
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	115,429	120,629
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	509,828	435,652
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	673,972	673,100
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022	4/26/17	774,921	772,384
Verizon Communications, Inc., 4.812%, 3/15/2039	9/11/13-1/13/17	538,669	528,686
Videotron Ltd., 5.125%, 4/15/2027	3/31/17-4/10/17	787,782	795,366
Total Restricted Securities			$14,332,078
% of Net assets			3.0%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	297,000	6/09/17	$223,586	$222,242	$1,344
SELL	AUD	Westpac Banking Corp.	1,360,795	6/09/17	1,029,339	1,018,272	11,067
SELL	CAD	Citibank N.A.	2,980,617	6/09/17	2,224,482	2,184,718	39,764
BUY	DKK	Goldman Sachs International	11,054	6/09/17	1,579	1,622	43
BUY	EUR	Barclays Bank PLC	626,000	6/09/17	671,434	683,130	11,696
BUY	EUR	Brown Brothers Harriman	313,032	6/09/17	335,574	341,600	6,026
BUY	EUR	Citibank N.A.	183,594	6/09/17	198,064	200,349	2,285
BUY	EUR	Goldman Sachs International	40,315	6/09/17	43,457	43,994	537
SELL	EUR	Deutsche Bank AG	32,900	6/09/17	35,914	35,902	12
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	5/15/17	98,140	98,909	769
SELL	NOK	Deutsche Bank AG	55,710	6/09/17	6,581	6,491	90
BUY	SEK	Goldman Sachs International	8,003,272	6/09/17	892,736	905,272	12,536
BUY	SGD	Barclays Bank PLC	102,000	6/09/17	72,310	73,034	724

							$86,893

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	CHF	Citibank N.A.	126,000	6/09/17	$126,944	$126,917	$(27)
SELL	CHF	Citibank N.A.	5,919	6/09/17	5,874	5,962	(88)
SELL	EUR	Barclays Bank PLC	99,800	6/09/17	106,060	108,908	(2,848)
SELL	EUR	Brown Brothers Harriman	17,103	6/09/17	18,349	18,664	(315)
SELL	EUR	Goldman Sachs International	21,881	6/09/17	23,877	23,878	(1)
SELL	EUR	JPMorgan Chase Bank N.A.	15,067,073	6/09/17	16,017,040	16,442,106	(425,066)
SELL	EUR	Morgan Stanley Capital Services, Inc.	9,002,755	5/19/17	9,573,079	9,814,232	(241,153)
SELL	GBP	Barclays Bank PLC	4,892,577	6/09/17	5,986,102	6,343,291	(357,189)
SELL	GBP	Morgan Stanley Capital Services, Inc.	248,028	6/09/17	304,314	321,571	(17,257)
BUY	HKD	Deutsche Bank AG	19,818,000	6/09/17	2,555,560	2,549,787	(5,773)
SELL	JPY	Goldman Sachs International	61,167,239	6/09/17	538,771	549,501	(10,730)
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	6/09/17	1,654,047	1,736,789	(82,742)
BUY	NZD	JPMorgan Chase Bank N.A.	119,000	6/09/17	83,069	81,627	(1,442)
BUY	ZAR	JPMorgan Chase Bank N.A.	1,099,000	6/09/17	83,482	81,716	(1,766)

							$(1,146,397)

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$59,967,844	June - 2017	$(592,996)
U.S. Treasury Bond 30 yr (Short)	USD	5	764,844	June - 2017	(12,593)

					$(605,589)

At April 30, 2017, the fund had cash collateral of $570,000 and other liquid securities with an aggregate value of $1,354,918 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $556,093,052)	$563,023,521
Underlying affiliated funds, at value (identified cost, $26,668,495)	26,671,161
Total investments, at value (identified cost, $582,761,547)	$589,694,682
Cash	20,172
Deposits with brokers	570,000
Receivables for
Forward foreign currency exchange contracts	86,893
Investments sold	6,710,034
Interest	6,386,974
Other assets	73,052
Total assets	$603,541,807
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	211,793
Forward foreign currency exchange contracts	1,146,397
Daily variation margin on open futures contracts	38,514
Investments purchased	20,885,117
Payable to affiliates
Investment adviser	35,327
Transfer agent and dividend disbursing costs	3,179
Payable for independent Trustees’ compensation	93,195
Accrued interest expense	129,857
Accrued expenses and other liabilities	130,967
Total liabilities	$122,674,346
Net assets	$480,867,461
Net assets consist of
Paid-in capital	$502,911,037
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,278,493
Accumulated net realized gain (loss) on investments and foreign currency	(17,093,361)
Accumulated distributions in excess of net investment income	(10,228,708)
Net assets	$480,867,461
Shares of beneficial interest outstanding	71,378,218
Net asset value per share (net assets of $480,867,461 / 71,378,218 shares of beneficial interest outstanding)	$6.74

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$13,982,811
Dividends from underlying affiliated funds	40,010
Other	14,048
Total investment income	$14,036,869
Expenses
Management fee	$1,612,494
Transfer agent and dividend disbursing costs	59,434
Administrative services fee	42,693
Independent Trustees’ compensation	38,188
Custodian fee	23,094
Reimbursement of custodian expenses	(152,258)
Interest expense	660,360
Shareholder communications	91,292
Audit and tax fees	39,160
Legal fees	9,603
Stock exchange fee	36,278
Miscellaneous	25,515
Total expenses	$2,485,853
Net investment income	$11,551,016
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$726,323
Underlying affiliated funds	(331)
Futures contracts	2,710,125
Foreign currency	2,333,146
Net realized gain (loss) on investments and foreign currency	$5,769,263
Change in unrealized appreciation (depreciation)
Investments (net of $92,460 decrease in deferred country tax)	$3,733,165
Futures contracts	(1,409,233)
Translation of assets and liabilities in foreign currencies	(2,111,619)
Net unrealized gain (loss) on investments and foreign currency translation	$212,313
Net realized and unrealized gain (loss) on investments and foreign currency	$5,981,576
Change in net assets from operations	$17,532,592

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$11,551,016	$25,609,443
Net realized gain (loss) on investments and foreign currency	5,769,263	(14,658,506)
Net unrealized gain (loss) on investments and foreign currency translation	212,313	25,942,802
Change in net assets from operations	$17,532,592	$36,893,739
Distributions declared to shareholders
From net investment income	$(12,397,530)	$(27,771,838)
From tax return of capital	—	(12,123,127)
From other sources	(7,137,229)	—
Total distributions declared to shareholders	$(19,534,759)	$(39,894,965)
Change in net assets from fund share transactions	$(21,460,981)	$(7,763,384)
Total change in net assets	$(23,463,148)	$(10,764,610)
Net assets
At beginning of period	504,330,609	515,095,219
At end of period (including accumulated distributions in excess of net investment income of $10,228,708 and $2,244,965, respectively)	$480,867,461	$504,330,609

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/17 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$17,532,592
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(155,722,378)
Proceeds from disposition of investment securities	189,367,980
Purchases of short-term investments, net	(7,467,624)
Realized gain/loss on investments	(610,169)
Unrealized appreciation/depreciation on investments	(3,640,705)
Unrealized appreciation/depreciation on foreign currency contracts	2,143,964
Net amortization/accretion of income	316,215
Decrease in interest and dividends receivable	478,142
Decrease in accrued expenses and other liabilities	(327,167)
Decrease in payable for daily variation margin on open futures contracts	(1,407)
Increase in deposits with brokers	(570,000)
Increase in other assets	(35,244)
Increase in interest payable	38,581
Net cash provided by operating activities	$41,502,780
Cash flows from financing activities:
Distributions paid in cash	(19,539,380)
Repurchase of shares of beneficial interest	(22,250,454)
Net cash used by financing activities	$(41,789,834)
Net decrease in cash	$(287,054)
Cash:
Beginning of period (including foreign currency of $12,140)	$307,226
End of period	$20,172

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2017 for interest was $621,779.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
			2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.73		$6.76	$7.39	$7.50	$7.65	$7.20
Income (loss) from investment operations
Net investment income (d)	$0.16	(c)	$0.34	$0.36	$0.39	$0.44	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.15	(0.43)	0.04	(0.13)	0.49
Total from investment operations	$0.25		$0.49	$(0.07)	$0.43	$0.31	$0.96
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.46)	$(0.42)	$(0.46)	$(0.51)
From net realized gain on investments	—		—	(0.08)	(0.13)	—	—
From tax return of capital	—		(0.16)	(0.03)	—	—	—
From other sources	(0.10)		—	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.53)	$(0.57)	$(0.55)	$(0.46)	$(0.51)
Net increase from repurchase of capital shares	$0.03		$0.01	$0.01	$0.01	$0.00 (w)	$—
Net asset value, end of period (x)	$6.74		$6.73	$6.76	$7.39	$7.50	$7.65
Market value, end of period	$6.19		$5.97	$5.94	$6.37	$6.59	$7.31
Total return at market value (%)	8.30	(n)	9.93	2.18	5.09	(3.73)	17.56
Total return at net asset value (%) (j)(r)(s)(x)	4.61	(c)(n)	8.89	0.24	7.13	4.69	14.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)(c)	1.10	0.98	0.98	1.02	1.10
Expenses after expense reductions (f)	N/A		N/A	N/A	0.98	1.02	1.10
Net investment income	4.77	(a)(c)	5.13	5.05	5.32	5.75	6.39
Portfolio turnover	25	(n)	36	47	46	65	48
Net assets at end of period (000 omitted)	$480,867		$504,331	$515,095	$570,454	$586,296	$599,972

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
			2016	2015	2014	2013	2012

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.7	5(a)(c)	0.87	0.82	0.83	0.86	0.91
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,809		$6,043	$6,151	$6,705	$6,863	$7,000

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Although still evaluating the potential impacts of ASU 2016-18, management expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the

Notes to Financial Statements (unaudited) – continued

restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$298,974	$—	$462,498	$761,472
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	58,911,971	—	58,911,971
Non-U.S. Sovereign Debt	—	60,065,267	—	60,065,267
U.S. Corporate Bonds	—	309,102,988	—	309,102,988
Residential Mortgage-Backed Securities	—	24,761,715	—	24,761,715
Commercial Mortgage-Backed Securities	—	4,043,156	—	4,043,156
Asset-Backed Securities (including CDOs)	—	10,876,465	—	10,876,465
Foreign Bonds	—	87,726,605	—	87,726,605
Floating Rate Loans	—	6,773,882	—	6,773,882
Mutual Funds	26,671,161	—	—	26,671,161
Total Investments	$26,970,135	$562,262,049	$462,498	$589,694,682

Other Financial Instruments
Futures Contracts – Liabilities	$(605,589)	$—	$—	$(605,589)
Forward Foreign Currency Exchange Contracts – Assets	—	86,893	—	86,893
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,146,397)	—	(1,146,397)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received as part of corporate action	462,498
Balance as of 4/30/17	$462,498

At April 30, 2017, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(605,589)
Foreign Exchange	Forward Foreign Currency Exchange	86,893	(1,146,397)
Total		$86,893	$(1,751,986)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$2,710,125	$—
Foreign Exchange	—	2,356,410
Total	$2,710,125	$2,356,410

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(1,409,233)	$—
Foreign Exchange	—	(2,143,964)
Total	$(1,409,233)	$(2,143,964)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage

Notes to Financial Statements (unaudited) – continued

of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this

Notes to Financial Statements (unaudited) – continued

financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by

Notes to Financial Statements (unaudited) – continued

the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended April 30, 2017, the amount of distributions estimated to be a tax return of capital was approximately $7,137,229 which are reported as distributions from other sources in the Statements of Changes in Net Assets. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$27,771,838
Tax return of capital (b)	12,123,127
Total distributions	$39,894,965

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$582,789,188
Gross appreciation	20,774,018
Gross depreciation	(13,868,524)
Net unrealized appreciation (depreciation)	$6,905,494

As of 10/31/16
Capital loss carryforwards	(17,974,240)
Other temporary differences	(1,821,502)
Net unrealized appreciation (depreciation)	(245,667)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,844,321)
Long-Term	(13,129,919)
Total	$(17,974,240)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2017, these fees paid to MFSC amounted to $17,179.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0176% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $4,059 and the Retirement Deferral plan resulted in an expense of $1,477. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $59,857 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $23,240 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $476 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$54,358,069	$34,116,008
Investments (non-U.S. Government securities)	$91,244,958	$137,364,801

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 3,528,554 shares of beneficial interest during the six months ended April 30, 2017 at an average price per share of $6.08 and a weighted average discount of 8.89% per share. The fund repurchased and retired 1,337,946 shares of beneficial interest during the year ended October 31, 2016 at an average price per share of $5.80 and a weighted average discount of 11.77% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Capital shares reacquired	(3,528,554)	$(21,460,981)	(1,337,946)	$(7,763,384)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2017, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2017. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the bank’s prime rate, the daily one month LIBOR plus an agreed upon spread, or the Overnight Federal Funds Rate plus an agreed upon spread. The fund incurred interest expense of $659,672 during the period, which is included in “Interest” expense in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2017, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.31%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,203,537	103,294,773	(95,827,149)	26,671,161

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(331)	$—	$40,010	$26,671,161

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $750,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2017, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2017. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2016 and the financial highlights for each of the five years in the period ended October 31, 2016, and in our report dated December 19, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2017

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code, effective as of January 1, 2017, is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Robert Spector became a portfolio manager of the Fund on April 5, 2017.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1988
Robert Spector	Co-Lead Portfolio Manager	April 2017	Investment Officer of MFS; employed in the investment area of MFS since 2011
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2000
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2016, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Richard Hawkins

Bloomberg Barclays Global Aggregate Credit Bond Index

JP Morgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

Robert Spector[1]

Bloomberg Barclays Global Aggregate Credit Bond Index

JP Morgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	William Adams	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Pilar Gomez-Bravo	Bloomberg Barclays Global Aggregate Credit Bond Index
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global

[1]	Information is as of April 5, 2017.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods if available. For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered. For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered. Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2016. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Richard Hawkins	N
Robert Spector[1]	N
William Adams	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Robert Persons	N
Matt Ryan	N

[1]	Mr. Spector became a portfolio manager of the Fund on April 5, 2017. Information is as of April 30, 2017.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2016:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Hawkins	11	$19.4 billion	5	$4.0 billion	2	$355.3 million
Robert Spector[1]	5	$4.4 billion	9	$4.9 billion	50	$2.0 billion
William Adams	12	$9.0 billion	6	$1.1 billion	1	$176.1 million
Ward Brown	9	$11.4 billion	6	$3.8 billion	5	$1.8 billion
David Cole	11	$9.0 billion	3	$945.5 million	1	$176.1 million
Pilar Gomez-Bravo	5	$4.4 billion	4	$2.9 billion	1	$324.0 million
Robert Persons	13	$16.9 billion	8	$4.5 billion	3	$431.1 million
Matt Ryan	11	$12.0 billion	7	$4.6 billion	5	$1.8 billion

*	Includes the Fund.
[1]	Mr. Spector became a portfolio manager of the Fund on April 5, 2017. Account information is as of April 30, 2017.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/16-11/30/16	594,042	5.92	594,042	6,461,991
12/01/16-12/31/16	740,004	6.02	740,004	5,721,987
1/01/17-1/31/17	656,000	6.12	656,000	5,065,987
2/01/17-2/28/17	632,758	6.18	632,758	4,433,229
3/01/17-3/31/17	586,703	6.13	586,703	3,846,526
4/01/17-4/30/17	319,047	6.17	319,047	3,585,226

Total	3,528,554	6.08	3,528,554

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2016 plan year is 7,538,971.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.